Mr. Peter K. Seldin shares investment discretion with Mr. Joseph H. Reich. Information with respect to securities for which Mr. Seldin has investment discretion and voting authority is contained in the Form 13F filed by Mr. Reich for the quarter ended March 31, 1999, which is incorporated herein by reference.